Share-based payments	6 Months Ended
Jun. 30, 2025
Share-based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
The following share-based payment amounts are included in the income statements as operating costs.

	Three months		Six months
For the period ended June 30	2025	2024	2025	2024
Restricted share units (RSUs) and performance share units (PSUs)	(9)	(10)	(38)	(35)
Employee savings plan and deferred share units	(7)	(8)	(15)	(17)
Total share-based payments	(16)	(18)	(53)	(52)
The following tables summarize the change in outstanding RSUs/PSUs and stock options for the period ended June 30, 2025.
RSUs/PSUs

Number of RSUs/PSUs
Outstanding, January 1, 2025	3,578,900
Granted	1,830,768
Dividends credited	253,887
Settled	(1,151,853)
Forfeited	(78,194)
Outstanding, June 30, 2025	4,433,508
Stock options

	Number of options	Weighted average exercise price ($)
Outstanding, January 1, 2025	6,545,819	61
Forfeited or expired	(1,042,645)	57
Outstanding and exercisable, June 30, 2025	5,503,174	62